Noncontrolling Interests	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling Interests
Non-controlling interests
Net loss attributable to non-controlling interests consists of the following:

	2014	2013
Net earnings attributable to Class B partnership units of Wind Portfolio SponsorCo	$3,484	$9,556
Net loss attributable to Class A partnership units	(27,199)	(20,408)
Other net earnings attributable to non-controlling interests	1,529	39
Total net loss attributable to non-controlling interests	$(22,186)	$(10,813)

On March 31, 2014, the Company acquired the remaining Class B partnership units of Wind Portfolio SponsorCo from the non-controlling interest holder. As a result of the transaction, the Company now owns 100% of Wind Portfolio SponsorCo's Class B partnership units (note 3(g)).
The non-controlling Class A membership equity investors ("Class A partnership units") of Wind Portfolio SponsorCo and of the Bakersfield Solar Project, beginning December 31, 2014 are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings attributable to the non-controlling interest holders in these subsidiaries is calculated using the HLBV method of accounting as described in note 1(t).